Revision to prior year financial statements (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Trade accounts receivables, net	$ 47,504		$ 44,955	$ 50,928
Due from related parties	32,671		28,327	21,418
Total current assets	154,433		141,496	154,848
Long term receivables from related parties	3,392		4,220	5,722
Total assets	271,796		255,891	248,214
Net income	$ 9,881	$ (4,681)	$ 20,318	22,312
Scenario, Previously Reported [Member]
Trade accounts receivables, net				59,010
Due from related parties				19,058
Total current assets				160,570
Long term receivables from related parties				0
Total assets				248,214
Net income				22,312
Scenario, Adjustment [Member]
Trade accounts receivables, net				(8,082)
Due from related parties				2,360
Total current assets				(5,722)
Long term receivables from related parties				5,722
Total assets				0
Net income				0
Scenario, Actual [Member]
Trade accounts receivables, net				50,928
Due from related parties				21,418
Total current assets				154,848
Long term receivables from related parties				5,722
Total assets				248,214
Net income				$ 22,312